Pension Plans and Defined Contribution Plan - Schedule of Actuarial Assumptions for Discount Rates, Expected Long-Term Rates of Return on Plan Assets (Detail) - Pension Plans [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed discount rate		4.18%	4.52%
Equivalent single discount rate for benefit obligations	3.69%
Equivalent single discount rate for interest cost	3.55%
Expected long-term rate of return on plan assets	5.50%	6.30%	6.50%
Union Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed discount rate		4.22%	4.55%
Equivalent single discount rate for benefit obligations	3.71%
Equivalent single discount rate for interest cost	3.47%
Expected long-term rate of return on plan assets	5.30%	6.20%	6.30%
Equivalent single discount rate for service cost	3.78%